Other long-term investments (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Investments other than equity method investments
Balance at 1 January	€ 268,793	€ 19,289
Additions	46,137	6,647
Additions due to discontinue use of equity method		19,463
Adjustments at fair value, affecting net income	(172,159)	223,394
Adjustments at fair value, affecting OCI	(11,729)
Net book value 31 December	131,042	€ 268,793
Exscientia plc
Investments other than equity method investments
Adjustments at fair value, affecting net income	€ (174,729)